Loans and borrowings - Changes of the liabilities for financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Balance at beginning of period	€ 41,284	€ 64,398	€ 80,980
Proceeds from loans & borrowings	35,000
Repayment of loans & borrowings	(11,054)	(23,267)	(16,723)
New leases	1,910	3,137	3,919
Repayment of leases	(3,067)	(3,122)	(3,549)
Reclassified as part of disposal group	(22)
Other	(797)
Net foreign exchange movements	(141)	138	(229)
Balance at end of period	€ 63,113	€ 41,284	€ 64,398